Impairment, Net of Reversal of Impairment of Investments and Assets	12 Months Ended
Dec. 31, 2021
Disclosures of impairment of investments and assets [abstract]
Impairment, net of reversal of impairment of investments and assets	IMPAIRMENT, NET OF REVERSAL OF IMPAIRMENT OF INVESTMENTS AND ASSETS

	United States Dollar
Figures in millions unless otherwise stated	2021	2020	2019

Investments	(30.8)	62.3	(9.6)
Equity accounted investees
– Far Southeast Gold Resources Incorporated ("FSE")[1]	(30.8)	62.3	(9.6)
Property, plant and equipment	(11.6)	(11.7)	(0.2)
Impairment of property, plant and equipment - other[2]	(11.6)	(11.7)	(0.2)

Impairment, net of reversal of impairment of investments and assets	(42.4)	50.6	(9.8)
[1]Following the identification of impairment indicators during 2019, FSE was valued at its recoverable amount which resulted in an impairment of US$9.6 million. During 2020, FSE’s recoverable amount was determined to be higher than the carrying value due to an increase in commodity prices that resulted in an increase in Lepanto Consolidated Mining Company’s ("Lepanto") share price and a reversal of US$62.3 million was recorded. The net reversal was limited to previous impairments recognised. During 2021, impairment indicators were identified as a result of the reduction in the share price of Lepanto and FSE was further impaired by US$30.8 million to its recoverable amount. The recoverable amount was based on the fair value less cost of disposal (“FVLCOD”) of the investment (level 2 in the fair value hierarchy). The FVLCOD was indirectly derived from the market value of Lepanto Consolidated Mining Company, being the 60% shareholder of FSE. The (impairment)/reversal of impairment is included in the “Corporate and other” segment.
[2]The US$11.6 million in 2021 comprises $10.0 million (2020: US$nil and 2019: US$nil) impairment of capitalised exploration costs at St Ives based on technical and economic parameters of various studies, US$nil (2020: US$9.8 million and 2019: US$nil) impairment of drilling costs at Damang (based on technical and economic parameters of various studies, all assets related to the Amoanda-Tomento corridor were impaired) and US$1.6 million (2020: US$1.9 million and 2019: US$0.2 million) impairment of redundant assets in Peru.